Exhibit 99.5
This exhibit contains updated pool performance and statistical information for the portfolio (the “trust portfolio”) of credit card receivables comprising the Cabela’s Master Credit Card Trust (the “Trust”).
Receivables Performance
The tables below contain performance information for each of the dates or periods shown for the receivables in the trust portfolio. The actual performance of the receivables in the current trust portfolio may be different from that set forth below.
Delinquency and Loss Experience
The following tables set forth the delinquency and loss experience for cardholder payments on the credit card accounts in the trust portfolio for each of the dates or periods shown. We (WFB Funding, LLC) cannot assure you that future delinquency and loss experience with respect to the receivables in the trust portfolio will be similar to the historical experience set forth below.
For purposes of the following tables:

•
Average Receivables for any period is the average of the total receivables balance (including principal receivables and finance charge receivables) as of the close of business on each day during the period indicated;

•	Average Principal Receivables for any period is the average of the total principal receivables balance as of the close of business on each day during the period indicated;

•
Gross Losses for any period are the total principal charge‑offs before recoveries and do not include the amount of any reductions in principal receivables outstanding due to fraud, returned goods, customer disputes, the debt deferral or debt cancellation programs of the bank (Capital One Bank (USA), National Association) or other miscellaneous credit adjustments;

•	Recoveries includes recoveries of principal and finance charge receivables and fees, net of out‑of‑pocket costs of collection;

•	Net Losses equals Gross Losses minus Recoveries; and

•	Annualized figures are not necessarily indicative of results for the entire year.

The following tables include information with respect to each account from the date such account was designated to the Trust and do not reflect the delinquency and loss information as if all accounts and the related receivables had been designated throughout each of the periods shown.

Receivables Delinquency Experience
Trust Portfolio
(Dollars in Thousands)

	As of November 30,		As of December 31,
	2017		2016		2015		2014
		Percentage		Percentage		Percentage		Percentage
		of		of		of		of
	Receivables	Receivables	Receivables	Receivables	Receivables	Receivables	Receivables	Receivables
Receivables	$5,766,021	100.00%	$5,703,817	100.00%	$5,100,923	100.00%	$4,468,683	100.00%
Receivables Delinquent:
1 to 29 Days	$98,962	1.72%	$83,038	1.46%	$63,297	1.24%	$63,028	1.41%
30 to 59 Days	$25,454	0.44%	$21,801	0.38%	$15,540	0.30%	$11,873	0.27%
60 to 89 Days	$20,258	0.35%	$17,389	0.30%	$12,864	0.25%	$8,416	0.19%
90 to 119 Days	$17,246	0.30%	$15,283	0.27%	$10,002	0.20%	$7,229	0.16%
120 to 149 Days	$5,902	0.10%	$4,708	0.08%	$3,192	0.06%	$2,415	0.05%
150 or More Days	$—	0.00%	$8	0.00%	$—	0.00%	$—	0.00%
TOTAL¹	$167,822	2.91%	$142,226	2.49%	$104,895	2.06%	$92,961	2.08%

¹ Amounts and percentages may not add up to the total due to rounding.

Account Delinquency Experience
Trust Portfolio

	As of November 30,		As of December 31,
	2017		2016		2015		2014
		Percentage		Percentage		Percentage		Percentage
	Active	of Active	Active	of Active	Active	of Active	Active	of Active
	Accounts	Accounts	Accounts	Accounts	Accounts	Accounts	Accounts	Accounts
Total Active Accounts *	2,018,790	100.00%	2,133,462	100.00%	2,055,150	100.00%	1,933,012	100.00%
Accounts Delinquent:
1 to 29 Days	32,536	1.61%	31,315	1.47%	25,460	1.24%	28,409	1.47%
30 to 59 Days	8,071	0.40%	7,897	0.37%	5,646	0.27%	5,573	0.29%
60 to 89 Days	5,603	0.28%	5,530	0.26%	3,910	0.19%	2,751	0.14%
90 to 119 Days	4,795	0.24%	4,692	0.22%	3,024	0.15%	2,260	0.12%
120 to 149 Days	1,544	0.08%	1,455	0.07%	971	0.05%	735	0.04%
150 or More Days	—	0.00%	2	0.00%	—	0.00%	—	0.00%
TOTAL¹	52,549	2.60%	50,891	2.39%	39,011	1.90%	39,728	2.06%

* Active Accounts represent those accounts with a non‑zero balance.
¹ Percentages may not add up to the total due to rounding.

Net Loss Experience
Trust Portfolio
(Dollars in Thousands)

	Eleven Months Ended November 30,	Year Ended December 31,
	2017	2016	2015	2014
Average Receivables	$5,495,502	$5,077,817	$4,427,031	$3,902,191
Average Principal Receivables	$5,450,689	$5,041,623	$4,398,137	$3,878,413
Gross Losses	$166,110	$128,213	$89,927	$75,512
Gross Losses as a Percentage of Average Receivables (annualized)	3.30%	2.52%	2.03%	1.94%
Gross Losses as a Percentage of Average Principal Receivables (annualized)	3.32%	2.54%	2.04%	1.95%
Recoveries	$25,738	$20,473	$23,124	$15,729
Net Losses	$140,372	$107,739	$66,803	$59,783
Net Losses as a Percentage of Average Receivables (annualized)	2.79%	2.12%	1.51%	1.53%
Net Losses as a Percentage of Average Principal Receivables (annualized)	2.81%	2.14%	1.52%	1.54%

Interchange
Creditors participating in the VISA and MasterCard associations receive interchange, which are funds paid as partial compensation for taking credit risk, absorbing fraud losses and funding receivables for a limited period of time prior to initial billing. Under the VISA and MasterCard systems, a portion of the interchange in connection with cardholder charges for merchandise and services is passed from banks that clear the transactions for merchants to credit card issuing banks. Interchange fees are set annually by VISA and MasterCard and are based on the number of credit card transactions and the amount charged per transaction. The bank will be required, pursuant to the terms of the receivables purchase agreement, to transfer to us a percentage of the interchange attributed to cardholder charges for merchandise and services in the trust portfolio. Under the pooling and servicing agreement, we will be required to transfer these amounts to the Trust. VISA and MasterCard may from time to time change the amount of interchange reimbursed to banks issuing their credit cards.
Revenue Experience
The following table sets forth the gross revenues from finance charges and fees on a collected basis and yield from interchange collections allocated to the trust portfolio for each of the periods shown. For purposes of the following table:

•
Average Receivables for any period is the average total receivables balance (including principal receivables and finance charge receivables) as of the close of business on each day during the period indicated;

•
Finance Charges and Fees collected for any period includes monthly periodic finance charge collections, cash advance fees, annual membership fees, late fees and other fees collected during such period;

•	Yield from Finance Charges and Fees collected for any period is calculated by dividing Finance Charges and Fees collected for such period by the Average Receivables for such period; and

•
Yield from Interchange for any period is calculated by dividing interchange received from VISA and MasterCard that has been allocated to the trust portfolio for such period by the Average Receivables for such period.

Revenue Experience
Trust Portfolio
(Dollars in Thousands)

	Eleven Months Ended November 30,	Year Ended December 31,
	2017	2016	2015	2014
Average Receivables	$5,495,502	$5,077,817	$4,427,031	$3,902,191
Finance Charges and Fees	$643,388	$582,215	$471,263	$393,536
Yield from Finance Charges and Fees (annualized)	12.77%	11.47%	10.65%	10.08%
Interchange	$371,962	$404,990	$387,772	$356,206
Yield from Interchange (annualized)	7.38%	7.98%	8.76%	9.13%
Total Yield (annualized)	20.16%	19.44%	19.40%	19.21%
The yield on the receivables in the trust portfolio will be affected by numerous factors, including:

•	the monthly periodic finance charges on the receivables and prevailing interchange rates;

•	the amount of the annual cardholder fees (if any) and other fees;

•	changes in the delinquency rate, purchase rate and payment rate on the receivables; and

•	the percentage of cardholders who pay their balances in full each month and do not incur monthly periodic finance charges.
Dilution Experience
The following table includes information with respect to reductions in the aggregate amount of principal receivables in the trust portfolio due to dilution. For purposes of the following table:

•	Average Principal Receivables for any period is the average of the principal receivables balance as of the close of business on each day during the period indicated; and

•
Dilution for any period is the amount of any reductions in principal receivables balance due to fraud, returned goods, customer disputes, and the debt deferral or debt cancellation programs of the bank and not recovered from collections from insurance proceeds or reserves funded by fees generated through such programs.

Dilution Experience
(Dollars in Thousands)

	Eleven Months Ended November 30,	Year Ended December 31,
	2017	2016	2015	2014
Average Principal Receivables	$5,450,689	$5,041,623	$4,398,137	$3,878,413
Dilution	$417,200	$453,487	$421,423	$393,282
Dilution as a Percentage of Average Principal Receivables (annualized)	8.35%	8.99%	9.58%	10.14%

Principal Payment Rates
The following Cardholder Monthly Principal Payment Rates table sets forth the highest and lowest cardholder monthly principal payment rates on the credit card accounts in the trust portfolio during any month in the periods shown and the average cardholder monthly principal payment rates for all months in the periods shown.

Cardholder Monthly Principal Payment Rates
Trust Portfolio¹

	Eleven Months Ended November 30,	Year Ended December 31,
	2017	2016	2015	2014
Lowest²	30.38%	31.41%	33.71%	36.24%
Highest²	33.55%	35.15%	38.65%	40.89%
Monthly Average	32.02%	33.92%	36.87%	39.55%

¹ The monthly principal payment rates include amounts which are payments of principal receivables with respect to the accounts.
² The monthly principal payment rate for any month is calculated for the trust portfolio as the total amount of principal payments received during such month divided by the amount of principal receivables as of the beginning of such month. For each period presented, the principal payment rate is calculated as the average of the monthly principal payment rates during such period.

The Trust Portfolio
The receivables conveyed to the Trust arise in accounts originally selected from the VISA® revolving credit card accounts owned by the bank on the basis of criteria set forth in the pooling and servicing agreement and additional accounts (which may include other payment networks credit card accounts) subsequently designated, in each case, as of the related date of their designation. We have the right (subject to certain limitations and conditions), and in some circumstances are obligated, to designate additional accounts and to transfer to the Trust all receivables of such additional accounts, whether such receivables are then existing or thereafter created. Any additional accounts designated to the Trust must be eligible accounts as of the date that we designate such accounts as additional accounts. We also have the right, subject to certain limitations and conditions, to cause certain accounts to be designated as removed accounts and to require the Trust to reconvey all receivables in those removed accounts to us. Throughout the term of the Trust, the accounts from which the receivables arise will be the accounts originally designated to the Trust plus any additional accounts minus any removed accounts.
All accounts will at all times be owned by the bank. We will only be able to designate accounts to the Trust and sell the receivables therein to the Trust to the extent the bank designates accounts under the receivables purchase agreement and sells the receivables therein to us.
At the close of business on November 30, 2017:

•	the trust portfolio included $5,715,650,358.32 of principal receivables and $50,370,788.51 of finance charge receivables;

•	the accounts included in the trust portfolio had an average principal receivable balance of approximately $1,758.26 and an average credit limit of approximately $13,600.56;

•	the weighted average age of the accounts included in the trust portfolio was approximately 97 months;

•
with respect to the accounts in the trust portfolio that made a payment during November 2017, 9.93% of such accounts made minimum payments as of their respective latest statement date, in each case based on the minimum payment reflected in the prior month’s statement;

•
with respect to the accounts in the trust portfolio that made a payment during November 2017, 33.95% of such accounts made full payments as of their respective latest statement date, in each case based on the outstanding balance reflected in the prior month’s statement;

•	with respect to the trust portfolio, the percentage of the aggregate total receivable balance to the aggregate total credit limit was 13.04%; and

•	cardholders whose accounts were included in the trust portfolio had billing addresses in all 50 states, the District of Columbia and certain U.S. territories.
The following tables describe the trust portfolio by various criteria at the end of the day on November 30, 2017. Please note that percentages in the tables in this section may not add up to 100% due to rounding. References to “Receivables” include both finance charge receivables and principal receivables. Because the future composition of the trust portfolio will change over time, these tables are not necessarily indicative of the composition of the trust portfolio at any subsequent time.

Composition by Account Balance Range
Trust Portfolio as of November 30, 2017

Account Balance Range	Number of Accounts	Percentage of Number of Accounts	Receivables	Percentage of Receivables
No Balance/Credit Balance	1,289,166	39.66%	$(7,715,403.57)	-0.13%
$0.01 - $500.00	544,909	16.76%	$112,939,728.13	1.96%
$500.01 - $1,000.00	272,270	8.38%	$200,759,063.48	3.48%
$1,000.01 - $1,500.00	172,740	5.31%	$213,923,691.19	3.71%
$1,500.01 - $5,000.00	612,919	18.85%	$1,795,698,226.45	31.14%
$5,000.01 - $10,000.00	249,434	7.67%	$1,758,183,593.61	30.49%
Greater than $10,000.00	109,310	3.36%	$1,692,232,247.54	29.35%
TOTAL	3,250,748	100.00%	$5,766,021,146.83	100.00%

Composition by Credit Limit Range
Trust Portfolio as of November 30, 2017

Credit Limit Range	Number of Accounts	Percentage of Number of Accounts	Receivables	Percentage of Receivables
$0.01 - $500.00	90,418	2.78%	$15,474,373.41	0.27%
$500.01 - $1,000.00	80,320	2.47%	$40,485,719.30	0.70%
$1,000.01 - $1,500.00	27,838	0.86%	$22,914,189.25	0.40%
$1,500.01 - $5,000.00	408,303	12.56%	$681,337,126.68	11.82%
$5,000.01 - $10,000.00	520,157	16.00%	$1,170,661,244.37	20.30%
Greater than $10,000.00	2,123,712	65.33%	$3,835,148,493.82	66.51%
TOTAL	3,250,748	100.00%	$5,766,021,146.83	100.00%

Composition by Account Age Range
Trust Portfolio as of November 30, 2017

Account Age Range	Number of Accounts	Percentage of Number of Accounts	Receivables	Percentage of Receivables
6 months or less...........................................................................	31,574	0.97%	$26,779,829.14	0.46%
7 through 12 months....................................................................	194,660	5.99%	$177,761,196.57	3.08%
13 through 24 months..................................................................	420,184	12.93%	$443,600,204.52	7.69%
25 through 36 months..................................................................	325,194	10.00%	$478,016,876.15	8.29%
37 through 48 months..................................................................	306,472	9.43%	$484,981,235.89	8.41%
49 through 60 months..................................................................	285,908	8.80%	$502,364,516.21	8.71%
Greater than 60 months................................................................	1,686,756	51.89%	$3,652,517,288.35	63.35%
TOTAL	3,250,748	100.00%	$5,766,021,146.83	100.00%

Composition by Billing Address
Trust Portfolio as of November 30, 2017

Location	Number of Accounts	Percentage of Number of Accounts	Receivables	Percentage of Receivables
Pennsylvania	236,198	7.27%	$442,320,837.60	7.67%
Texas	200,515	6.17%	$378,850,067.53	6.57%
Wisconsin	181,711	5.59%	$307,814,683.89	5.34%
Minnesota	179,065	5.51%	$326,780,720.98	5.67%
Michigan	163,486	5.03%	$298,363,933.16	5.17%
Ohio	128,407	3.95%	$215,363,225.47	3.74%
Washington	121,282	3.73%	$197,504,930.13	3.43%
Illinois	111,346	3.43%	$180,338,696.71	3.13%
Colorado	105,949	3.26%	$196,990,214.97	3.42%
Nebraska	103,419	3.18%	$201,895,781.14	3.50%
California	97,771	3.01%	$182,221,583.06	3.16%
New York	93,661	2.88%	$155,558,917.42	2.70%
Missouri	90,234	2.78%	$157,037,103.80	2.72%
Kansas	86,153	2.65%	$169,918,535.84	2.95%
Oregon	75,509	2.32%	$118,497,729.05	2.06%
Idaho	73,776	2.27%	$125,377,979.10	2.17%
Iowa	73,036	2.25%	$124,261,994.91	2.16%
Indiana	66,632	2.05%	$116,330,218.09	2.02%
Arizona	63,964	1.97%	$104,343,130.71	1.81%
South Dakota	62,980	1.94%	$124,246,318.24	2.15%
Montana	55,942	1.72%	$98,575,051.69	1.71%
Utah	55,029	1.69%	$111,199,200.47	1.93%
West Virginia	53,712	1.65%	$100,093,305.85	1.74%
Kentucky	46,926	1.44%	$67,260,200.95	1.17%
Other	724,045	22.27%	$1,264,876,786.07	21.94%
TOTAL	3,250,748	100.00%	$5,766,021,146.83	100.00%
No other location individually accounts for more than 1.40% of the number of accounts or 1.50% of the receivables. Because the largest number of cardholders (based on billing address) whose accounts were included in the trust portfolio as of November 30, 2017 were in Pennsylvania, Texas, Wisconsin, Minnesota and Michigan, adverse changes in the economic conditions in these areas could have a more significant impact on the timing and amount of payments on the offered notes.
As of November 30, 2017, approximately 99.98% of the credit card receivables in the trust portfolio represented obligations of cardholders with billing addresses in the United States.
FICO® Scores
The bank also uses the FICO® score of the applicant as a factor in its initial underwriting decisions. A FICO® score is a measurement determined by Fair, Isaac & Company using information collected by the major credit bureaus to assess credit risk. However, the applicant’s FICO® score is only one of many factors used by the bank at the time of account origination to determine the credit risk of the applicant. Therefore, when originating accounts, the bank supplements FICO® scores with additional underwriting criteria.
Beginning three months after the date that a new account is originated, the bank refreshes the FICO® scores of each accountholder approximately every other month during the year. The bank refreshes the FICO® scores of its riskier account holders on a monthly basis. FICO® scores may change over time, depending on the conduct of the accountholder and changes in credit score technology. In addition, FICO® scores are based on independent third‑party information, the accuracy of which cannot be verified. FICO® scores should not necessarily be relied upon as a meaningful predictor of the performance of the receivables in the trust portfolio. For information regarding the historical performance of the receivables in the total portfolio, see “Receivables Performance” above.

In the following table, Receivables are determined as of November 30, 2017 and a majority of the FICO® scores are determined during the month of October. The remaining FICO® scores in the following table were determined during the month of origination for accounts originated during the preceding eleven months. References to “Receivables” include both finance charge receivables and principal receivables. Because the future composition of the trust portfolio may change over time, this table is not necessarily indicative of the composition of the trust portfolio at any specific time in the future.

Composition by Current FICO® Score Range
Trust Portfolio as of November 30, 2017

Current FICO® Score Range	Receivables	Percentage of Receivables
No Score	$13,775,054.90	0.24%
Less than or equal to 599	$133,643,691.84	2.32%
600‑659	$376,782,891.54	6.53%
660‑719	$1,408,672,532.54	24.43%
720 and over	$3,833,146,976.01	66.48%
Total	$5,766,021,146.83	100.00%